Commitments and Contingencies - Summary of Contractual Obligations (Detail) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Contractual Obligation Fiscal Year Maturity [Line Items]
Thereafter		$ 68,206
2020		66,534	$ 70,600
2021		66,534	128,725
2022		259,053	60,600
2023		193,078	302,461
2024		9,150	113,352
Total		716,942	$ 675,738
2020		85,168
2021		175,468
2022		259,302
2023		264,775
2024		9,150
2025		54,387
Total		916,456
Navigator Aurora Facility [Member]
Contractual Obligation Fiscal Year Maturity [Line Items]
Thereafter	[1]	68,206
Total	[1]	68,206
Office operating leases [Member]
Contractual Obligation Fiscal Year Maturity [Line Items]
2020		1,534
2021		1,534
2022		249
Total		3,317
Marine Export Terminal capital contributions [Member]
Contractual Obligation Fiscal Year Maturity [Line Items]
2020		17,100
2021		7,400
Total		24,500
Secured term loan facilities and revolving credit facilities [Member]
Contractual Obligation Fiscal Year Maturity [Line Items]
2020		66,534
2021		66,534
2022		259,053
2023		193,078
2024		9,150
2025		54,387
Total		648,736
2017 Bonds [Member]
Contractual Obligation Fiscal Year Maturity [Line Items]
2021		100,000
Total		100,000
2018 Bonds [Member]
Contractual Obligation Fiscal Year Maturity [Line Items]
2023		71,697
Total		$ 71,697

[1]	The Navigator Aurora Facility is a loan facility held within a lessor entity (for which legal ownership resides with financial institutions) that we are required to consolidate under U.S. GAAP into our financial statements as a variable interest entity (Please read Note 9 (Variable Interest Entities) to our consolidated financial statements.